Note D - Premises and Equipment - Premises and Equipment Held For Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Land	$ 153
Buildings	563
	716
Less accumulated depreciation	63
Total premises and equipment held for sale	$ 653